Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense

These differences result from the following items:

In $000s	Year Ended December 31, 2018	Year Ended December 31, 2017
Income before income taxes	$8,704	$14,614
Canadian federal and provincial income tax rates	27%	26%

Income tax expense based on the above rates	$2,350	$3,800
Increase (decrease) due to:
Non-deductible expenses and permanent differences	$1,053	$989
Change in unrecognized temporary differences	0	1,146
Non-taxable portion of capital gain or loss	(4)	(1,801)
Change in future substantively enacted tax rate	(401)	(84)
Change in valuation allowance and other	(166)	27

Income tax expense	$2,832	$4,077

Deferred Tax Assets and Liabilities, Movement in Deferred Tax Assets and Unused Tax Losses

The deferred tax assets and liabilities are shown below:

In $000s	As at December 31, 2018	As at December 31, 2017
Deferred Income Tax Assets
Non-capital losses	$29,391	$30,027
Share issue costs and other	1,882	1,966
Mineral, royalty and other interests	(22,235)	(18,412)

Total deferred income tax assets	$9,038	$13,581

Deferred Income Tax Liabilities
Mineral, royalty and other interests	$(510)	$(2,807)

Total deferred income tax liabilities	$(510)	$(2,807)

Total deferred income tax asset, net	$8,528	$10,774

Movement in net deferred income taxes:

In $000s	Year Ended December 31, 2018	Year Ended December 31, 2017
Balance, beginning of the year	$10,774	$13,646
Recognized in net income (loss) for the year	(1,542)	(3,209)
Recognized in equity	0	2
Recognized in other comprehensive income (loss) for the year	(704)	335

Balance, end of year	$8,528	$10,774

The Company has deductible unused tax losses, for which a deferred tax asset has been recognized, expiring as follows:

In $000s	Location	Amount	Expiration
Non-capital loss carry-forwards	Canada	$108,857	2030 - 2036